GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	December 31, 2022	December 31, 2021
	$	$
Wages and benefits	7,083	4,883
Share-based compensation	7,274	6,224
Professional fees	1,435	2,635
Consulting fees	2,618	1,476
Travelling, representation and convention	668	627
Office and administration	8,862	6,747
Stock exchange, authorities, and communication	462	872
Depreciation and amortization	246	699
Loss on asset disposal	—	5
Other financial fees	26	35
General and administrative expenses	28,674	24,203